Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 29, 2025	Nov. 21, 2024	Mar. 29, 2025	Mar. 30, 2024	Apr. 01, 2023	Mar. 26, 2022	Mar. 27, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
(a) Fiscal Year	(b) SCT Total PEO 1 (1)	(c) SCT Total PEO 2 (2)	(d) CAP to PEO 1 (1)(4)	(e) CAP to PEO 2 (2)(4)	(f) Average SCT Total for Non-PEO NEOs (3)	(g) Average CAP to Non-PEO NEOs (3)(4)	(h) Total Shareholder Return (5)	(i) Peer Group Total Shareholder Return (5)	(j) Net Income (in thousands)	(k) CSM: Consolidated EBIT (in thousands) (6)
2025	$3,565,927	$5,914,378	$4,216,572	$(15,220,969)	$2,162,934	$2,702,319	$779.13	$193.94	$180,942	$239,352
2024		6,973,503		7,367,614	1,815,713	2,369,165	711.67	252.73	146,996	198,214
2023		9,795,809		(3,068,276)	1,476,243	103,495	573.22	178.75	170,553	231,787
2022		4,479,778		17,738,024	1,419,248	3,174,953	721.99	225.49	192,450	258,338
2021		4,057,401		29,205,374	1,329,348	5,540,862	473.45	415.25	59,386	86,326
(1)	John Hazen was PEO beginning on November 22, 2024 through the end of fiscal 2025.
(2)	James G. Conroy was PEO during fiscal 2025 until November 22, 2024 and during each of fiscal 2024, fiscal 2023, fiscal 2022 and fiscal 2021.
(3)	Non-PEO NEOs whose average compensation is reflected in columns (f) and (g) consist of: James M. Watkins, Laurie Grijalva, and Michael A. Love for each of the fiscal years presented; Peter Starrett for fiscal 2025; John Hazen for fiscal 2024, fiscal 2023, fiscal 2022, and fiscal 2021; and Gregory V. Hackman for fiscal 2023, fiscal 2022, and fiscal 2021.
(4)	The dollar amounts reported in columns (d), (e), and (g) represent the amounts of CAP to PEO 1, CAP to PEO 2, and Average CAP to Non-PEO NEOs, respectively. CAP does not necessarily represent cash and/or equity value transferred to the PEOs or Non-PEO NEOs without restriction, but rather is a value calculated in accordance with applicable SEC rules. As the Company does not have a defined benefit plan, no adjustments for pension benefits are included in the below tables. Similarly, no adjustments were made for dividends, as the Company has not paid any dividends. No adjustments were made for equity awards that were granted and vested in the same fiscal year, as there were no such equity awards for the fiscal years presented. Additionally, no adjustments were made for equity awards that failed to meet their vesting conditions, as any such equity awards were previously accounted for in prior fiscal years. The following tables reconcile CAP to the SCT Total for the PEOs and the Non-PEO NEOs.
(5)	Total Stockholder Return (“TSR”) and peer group TSR reflect our TSR compared to that of a peer group of similarly-sized (based on EBIT, market capitalization, and revenue sizes, as well as total shareholder return) publicly-traded companies in similar business sectors, most notably specialty retail, used by our Compensation Committee in making executive compensation determinations and described under “Compensation Discussion and Analysis.” Information regarding the peer group is set forth under “Company TSR Compared to Peer Group TSR.” The dollar amounts in columns (h) and (i) represent the value at the end of the applicable year of an assumed $100 investment in, respectively, our common stock and the peer group on the last trading day before the earliest fiscal year the peer group company is included, assuming reinvestment of dividends.
(6)	In accordance with SEC rules, the table must include, in addition to relative TSR and Net Income, a Company-Selected Measure (“CSM”). We have included Consolidated EBIT, a non-GAAP financial measure that is defined for this purpose as earnings before income taxes, excluding certain one-time selling, general, and administrative expenses. As discussed above under “Compensation Discussion and Analysis,” Consolidated EBIT is a key measure used in determining compensation of our NEOs.

Company Selected Measure Name			Consolidated EBIT
Named Executive Officers, Footnote
(1)	John Hazen was PEO beginning on November 22, 2024 through the end of fiscal 2025.
(2)	James G. Conroy was PEO during fiscal 2025 until November 22, 2024 and during each of fiscal 2024, fiscal 2023, fiscal 2022 and fiscal 2021.
(3)	Non-PEO NEOs whose average compensation is reflected in columns (f) and (g) consist of: James M. Watkins, Laurie Grijalva, and Michael A. Love for each of the fiscal years presented; Peter Starrett for fiscal 2025; John Hazen for fiscal 2024, fiscal 2023, fiscal 2022, and fiscal 2021; and Gregory V. Hackman for fiscal 2023, fiscal 2022, and fiscal 2021.

Peer Group Issuers, Footnote
(5)	Total Stockholder Return (“TSR”) and peer group TSR reflect our TSR compared to that of a peer group of similarly-sized (based on EBIT, market capitalization, and revenue sizes, as well as total shareholder return) publicly-traded companies in similar business sectors, most notably specialty retail, used by our Compensation Committee in making executive compensation determinations and described under “Compensation Discussion and Analysis.” Information regarding the peer group is set forth under “Company TSR Compared to Peer Group TSR.” The dollar amounts in columns (h) and (i) represent the value at the end of the applicable year of an assumed $100 investment in, respectively, our common stock and the peer group on the last trading day before the earliest fiscal year the peer group company is included, assuming reinvestment of dividends.

Adjustment To PEO Compensation, Footnote

PEO 1 SCT Total to CAP Reconciliation

Fiscal 2025
SCT Total	$3,565,927
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	1,850,221
Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	2,109,234
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Years	155,754
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Years	235,878
CAP	$4,216,572

PEO 2 SCT Total to CAP Reconciliation

	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021
SCT Total	$5,914,378	$6,973,503	$9,795,809	$4,479,778	$4,057,401
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	5,250,100	4,899,980	8,200,025	1,600,078	1,440,564
Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	-	6,766,392	3,795,733	986,054	5,717,764
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Years	-	2,045,422	(6,212,364)	12,759,978	19,900,201
Plus: Fair Value of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year	-	-
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Years	892,225	(3,517,723)	(2,247,429)	1,112,292	970,572
Less: Fair Value as of Prior Fiscal Year-End of Equity Awards that Failed to Meet Applicable Vesting Conditions	16,777,472	-
CAP	$(15,220,969)	$7,367,614	$(3,068,276)	$17,738,024	$29,205,374

Non-PEO NEO Average Total Compensation Amount			$ 2,162,934	$ 1,815,713	$ 1,476,243	$ 1,419,248	$ 1,329,348
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,702,319	2,369,165	103,495	3,174,953	5,540,862
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular Disclosure of Most Important Compensation-Related Measures

The following table sets forth an unranked list of the most important measures, including the CSM, used by the Company to link CAP for the PEOs and each of the Non-PEO NEOs to Company performance for fiscal 2025 as described in more detail above under “Compensation Discussion and Analysis”:

	PEOs		Non-PEO NEOs
	John Hazen	James G. Conroy	James M. Watkins	Peter Starrett (1)	Laurie Grijalva	Michael A. Love
Consolidated EBIT	X	X	X		X	X
Earnings per Diluted Share	X	X	X		X	X
Revenue	X	X	X		X	X
Consolidated Merchandise Margin					X
Consolidated Exclusive Brand Sales Penetration	X				X	X
(1)	As discussed in the “Compensation Discussion and Analysis,” Mr. Starrett was appointed Executive Chairman effective November 22, 2024, and as the Executive Chairman, he is not eligible to participate in the Annual Cash Incentive Bonus Plan. Additionally, he did not receive a fiscal 2025 performance share unit grant. Accordingly, except with respect to stock price as it relates to his restricted stock unit grants, Mr. Starrett’s fiscal 2025 compensation was not directly tied to the Company’s most importance compensation-related measures.

Total Shareholder Return Amount			$ 779.13	711.67	573.22	721.99	473.45
Peer Group Total Shareholder Return Amount			193.94	252.73	178.75	225.49	415.25
Net Income (Loss)			$ 180,942,000	$ 146,996,000	$ 170,553,000	$ 192,450,000	$ 59,386,000
Company Selected Measure Amount			239,352,000	198,214,000	231,787,000	258,338,000	86,326,000
PEO Name	John Hazen	James G. Conroy
Measure:: 1
Pay vs Performance Disclosure
Name			Consolidated EBIT
Measure:: 2
Pay vs Performance Disclosure
Name			Earnings per Diluted Share
Measure:: 3
Pay vs Performance Disclosure
Name			Revenue
Measure:: 4
Pay vs Performance Disclosure
Name			Consolidated Merchandise Margin
Measure:: 5
Pay vs Performance Disclosure
Name			Consolidated Exclusive Brand Sales Penetration
Mr. Hazen
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,565,927
PEO Actually Paid Compensation Amount			4,216,572
Mr. Conroy
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,914,378	$ 6,973,503	$ 9,795,809	$ 4,479,778	$ 4,057,401
PEO Actually Paid Compensation Amount			(15,220,969)	7,367,614	(3,068,276)	17,738,024	29,205,374
PEO | Mr. Hazen | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,850,221)
PEO | Mr. Hazen | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,109,234
PEO | Mr. Hazen | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			155,754
PEO | Mr. Hazen | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			235,878
PEO | Mr. Conroy | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,250,100)	(4,899,980)	(8,200,025)	(1,600,078)	(1,440,564)
PEO | Mr. Conroy | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,766,392	3,795,733	986,054	5,717,764
PEO | Mr. Conroy | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,045,422	(6,212,364)	12,759,978	19,900,201
PEO | Mr. Conroy | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			892,225	(3,517,723)	(2,247,429)	1,112,292	970,572
PEO | Mr. Conroy | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,777,472)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,117,637)	(999,984)	(760,030)	(464,967)	(476,667)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,382,935	1,380,883	334,917	294,822	1,856,007
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			116,513	274,804	(530,391)	1,573,495	2,479,752
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 157,574	$ (102,251)	$ (417,244)	$ 352,355	$ 352,422